Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Beginning cash and cash equivalents, cash of discontinued operations	$ 5	$ 7	$ 7	$ 27	$ 12
Ending cash and cash equivalents, cash of discontinued operations	$ 5	$ 7	$ 7	$ 27	$ 12